Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024 [1]	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 568,000		$ 6,866,558	$ 625,000	$ 3,666,000	$ 3,666,000
Cost of goods sold	434,000		6,542,000	482,900	3,598,000	3,598,000
Gross margin	134,000		324,558	142,100	68,000	68,000
Operating expenses:
General and administrative	1,464,001	1,404,996	675,157	2,124,736	2,310,454	3,888,078
Total operating expenses	1,464,001	1,404,996	675,157	2,124,736	2,310,454	3,888,078
Loss from operations	(1,330,001)	(1,404,996)	(350,599)	(1,982,636)	(2,242,454)	(3,820,078)
Net loss	$ (1,330,001)	$ (1,404,996)	$ (350,599)	$ (1,982,636)	$ (2,242,454)	$ (3,820,078)
Net loss per common share:
Basic	$ (0.12)	$ (0.03)	$ (0.02)	$ (0.17)	$ (0.06)	$ (0.09)
Diluted	$ (0.12)	$ (0.03)	$ (0.02)	$ (0.17)	$ (0.06)	$ (0.09)
Weighted average common shares outstanding:
Basic	11,415,281	40,948,719	23,294,212	11,812,693	39,974,129	40,585,260
Diluted	11,415,281	40,948,719	23,294,212	11,812,693	39,974,129	40,585,260

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable